EATON VANCE INCOME FUND OF BOSTON
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2003


1. THE FIRST PARAGRAPH IN THE SECTION ENTITLED "REDUCING OR ELIMINATING SALES CHARGES" IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $25,000 or more. Class A, Class B, Class C and/or Class D shares of Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

2. THE THIRD PARAGRAPH IN THE SECTION ENTITLED "REDUCING OR ELIMINATING SALES CHARGES" IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B and Class C shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

3. THE FIRST PARAGRAPH IN THE SECTION ENTITLED "EXCHANGE PRIVILEGE" IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund, or in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are generally made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.




May 1, 2003                                                                 IBPS

                      EATON VANCE GREATER CHINA GROWTH FUND
                     EATON VANCE ASIAN SMALL COMPANIES FUND
                        EATON VANCE INFORMATION AGE FUND
                   EATON VANCE WORLDWIDE HEATLH SCIENCES FUND
                             EATON VANCE GROWTH FUND
               Supplement to Statements of Additional Information
                              dated January 1, 2003

                        EATON VANCE INCOME FUND OF BOSTON
                        EATON VANCE LARGE-CAP GROWTH FUND
                           EATON VANCE SMALL-CAP FUND
               Supplement to Statements of Additional Information
                             dated February 1, 2003

                        EATON VANCE EQUITY RESEARCH FUND
                          EATON VANCE HIGH INCOME FUND
                        EATON VANCE STRATEGIC INCOME FUND
              EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
                EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
                    EATON VANCE TAX-MANAGED MID-CAP CORE FUND
               EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND
                EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1
                EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2
                  EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
                       EATON VANCE TAX-MANAGED VALUE FUND
               Supplement to Statements of Additional Information
                               dated March 1, 2003

1. The following replaces the first two sentences of "Right of Accumulation" under "Sales Charges":

The applicable sales charge level for the purchase of Class A shares is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Class B, Class C and/or Class D shares owned by the shareholder in the Fund or other Eaton Vance funds. Shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, and Eaton Vance Tax Free Reserves, as well as Class I and Advisers Class shares of Eaton Vance funds, cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account for the benefit of the persons identified in (i), will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.

2. The following replaces the second sentence of "Statement of Intention" under "Sales Charges":

Shares eligible for the Right of Accumulation (see below) as of the date of the Statement and Class A, Class B, Class C and Class D shares of other Eaton Vance funds purchased during the 13-month period will be included toward the completion of the Statement.




May 1, 2003